Consolidated Statements of Operations - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Earnings Per Share, Diluted	CAD 0.47	CAD 0.44
Revenue
Regulated electricity distribution	CAD 989,221	CAD 228,097
Regulated gas distribution	493,208	405,735
Regulated water reclamation and distribution	181,851	181,655
Non-regulated energy sales	282,558	243,149
Other revenue	30,971	37,382
Total revenue	1,977,809	1,096,018
Expenses
Operating expenses	598,658	333,001
Regulated electricity purchased	288,183	119,825
Regulated gas purchased	184,523	142,003
Regulated water purchased	12,310	12,227
Non-regulated energy purchased	25,384	21,260
Administrative expenses	64,466	46,349
Depreciation and amortization	326,447	186,899
Loss (gain) on foreign exchange	373	(436)
Costs and Expenses, Total	1,500,344	861,128
Operating income	477,465	234,890
Interest expense on long-term debt and others	184,993	73,962
Interest expense on convertible debentures and amortization of acquisition financing (notes 9(b) and 14)	17,638	57,630
Interest, dividend, equity and other income	(11,989)	(10,573)
Other losses (gains) (note 23(a))	632	(11,818)
Acquisition-related costs	62,777	12,028
Gain on derivative financial instruments (note 25(b)(iv))	(2,626)	(15,849)
Nonoperating Income (Expense)	251,425	105,380
Earnings (loss) before income taxes	226,040	129,510
Income tax expense (note 20)
Current	9,908	8,461
Deferred	85,286	28,675
Income tax expense	95,194	37,136
Net earnings	130,846	92,374
Net effect of non-controlling interests (note 19)	62,248	38,550
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	193,094	130,924
Series A and D Preferred shares dividend (note 17)	10,400	10,400
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	CAD 182,694	CAD 120,524
Basic net earnings per share (CAD per share)	CAD 0.48	CAD 0.44